Cover	Jun. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2021
Entity File Number	1-7665
Entity Registrant Name	LYDALL, INC.
Entity Central Index Key	0000060977
Entity Tax Identification Number	06-0865505
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Colonial Road
Entity Address, City or Town	Manchester
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06042
City Area Code	860
Local Phone Number	646-1233
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LDL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false